Additional Supplemental Cash Flow Financial Information - Non Cash Transactions (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Additional Supplemental Cash Flow Financial Information
Purchases of property and equipment financed by capital lease obligations	$ 28	$ 130	$ 338	$ 6,051
Purchases of property and equipment included in ending trade payables or accrued and other current liabilities	$ 197		$ 653	$ 224